2. REVERSE MERGER	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Reverse merger

The transaction between Teckmine (renamed Victory) and VEC described in Note 1 was accounted for as a reverse recapitalization of VEC.  VEC is the accounting acquirer (and legal acquiree) based on Teckmine’s status as a non operating, public shell company, VEC stockholders obtaining approximately 60.9% of the post-transaction common shares of stock and post-transaction management and Board composition (VEC).  As a result, the common stock of VEC was retroactively restated to give effect to the 32,500,000 shares issued in the June 25, 2013 share exchange agreement.

On June 25, 2013, Victory completed a private placement transaction concurrently with the Reverse Merger to provide post-transaction working capital.  As a result of the private placement, 10,000,000 shares were issued at $0.25 per share resulting in proceeds of $2,500,000.  During the private placement, Victory incurred issuance costs of $290,400 which were netted against the proceeds.

Additionally, in conjunction with the closing of the Reverse Merger, various other share-based transactions occurred as follows:

Teckmine shares previously outstanding	19,506,304
Teckmine shares retired	(9,506,304)
Shares issued in connection with the Reverse Merger	844,000
Total shares issued in Reverse Merger	10,844,000

Teckmine Convertible Promissory Notes and Warrants

Effective on January 31, 2013, in anticipation of the Reverse Merger, Teckmine issued $200,000 of convertible promissory notes (the “Teckmine Notes”).  The Teckmine Notes were assumed by the Company in the Reverse Merger and, as such, were recorded at fair value which was considered to approximate face value plus accrued and unpaid interest given the short remaining term to maturity and terms reflective of current market conditions. These notes bear interest at 12% and are due on January 31, 2014 or are convertible to the unregistered common stock of the Company at a conversion price that was set at $0.25 at the time of the Reverse Merger.  On January 31, 2014, the Teckmine Notes were converted to 800,000 shares of the Company’s common stock and accrued and unpaid interest was paid in cash.

Concurrent with the issuance of the Teckmine Notes, Teckmine issued 200,000 five-year common stock warrants (the “Teckmine Warrants”). The warrants were assumed in the Reverse Merger and are exercisable for unregistered common stock of the Company at an exercise price of $0.25.  The Teckmine Warrants are considered to be equity instruments based on the fact that the terms are not subject to adjustment and no circumstances exist under which the holder can receive cash in exchange for the warrant and/or the underlying shares.